Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Automobiles - 5.2%
Rivian Automotive, Inc., Class A (A) (B)	14,779	$ 358,835
Tesla, Inc. (B)	22,907	5,731,789

		6,090,624

Biotechnology - 1.6%
Intellia Therapeutics, Inc. (B)	11,905	376,436
Moderna, Inc. (B)	1,153	119,093
ProKidney Corp. (A) (B)	69,272	317,266
Roivant Sciences Ltd. (B)	95,651	1,117,204

		1,929,999

Broadline Retail - 4.6%
Global-e Online Ltd. (A) (B)	55,965	2,224,049
MercadoLibre, Inc. (B)	2,480	3,144,342

		5,368,391

Capital Markets - 0.4%
Coinbase Global, Inc., Class A (B)	6,965	522,932

Chemicals - 0.5%
Ginkgo Bioworks Holdings, Inc. (A) (B)	294,191	532,486

Entertainment - 4.8%
ROBLOX Corp., Class A (B)	194,124	5,621,831

Financial Services - 5.4%
Adyen NV (B) (C)	4,387	3,273,147
Affirm Holdings, Inc. (A) (B)	146,788	3,122,181

		6,395,328

Ground Transportation - 9.4%
Grab Holdings Ltd., Class A (B)	653,679	2,314,023
Uber Technologies, Inc. (B)	189,627	8,720,946

		11,034,969

Health Care Providers & Services - 3.9%
agilon health, Inc. (A) (B)	260,200	4,621,152

Health Care Technology - 0.6%
Doximity, Inc., Class A (B)	31,030	658,457

Hotels, Restaurants & Leisure - 10.8%
Airbnb, Inc., Class A (B)	43,439	5,960,265
DoorDash, Inc., Class A (B)	85,006	6,755,427

		12,715,692

IT Services - 19.5%
Cloudflare, Inc., Class A (B)	126,053	7,946,381
Shopify, Inc., Class A (B)	144,956	7,910,249
Snowflake, Inc., Class A (B)	46,231	7,062,710

		22,919,340

Leisure Products - 0.5%
Peloton Interactive, Inc., Class A (A) (B)	122,653	619,398

Life Sciences Tools & Services - 0.5%
10X Genomics, Inc., Class A (B)	13,679	564,259

Media - 7.3%
Trade Desk, Inc., Class A (B)	110,060	8,601,189

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.7%
Royalty Pharma PLC, Class A	205,965	$ 5,589,890

Software - 10.4%
Aurora Innovation, Inc. (A) (B)	495,756	1,165,026
Bill Holdings, Inc. (B)	56,204	6,102,068
Gitlab, Inc., Class A (B)	39,296	1,776,965
Procore Technologies, Inc. (B)	21,721	1,418,816
Samsara, Inc., Class A (B)	70,694	1,782,196

		12,245,071

Specialty Retail - 4.0%
Carvana Co. (B)	82,903	3,480,268
Wayfair, Inc., Class A (A) (B)	20,433	1,237,627

		4,717,895

Total Common Stocks (Cost $124,382,241)		110,748,903

OTHER INVESTMENT COMPANY - 4.0%
Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	4,650,635	4,650,635

Total Other Investment Company (Cost $4,650,635)		4,650,635

	Principal	Value
REPURCHASE AGREEMENT - 6.3%
Fixed Income Clearing Corp., 2.50% (D), dated 09/29/2023, to be repurchased at $7,371,239 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $7,517,151.	$ 7,369,703	7,369,703

Total Repurchase Agreement (Cost $7,369,703)		7,369,703

Total Investments Excluding Options Purchased (Cost $136,402,579)		122,769,241
Total Options Purchased - 0.6% (Cost $757,785)		727,175

Total Investments (Cost $137,160,364)		123,496,416
Net Other Assets (Liabilities) - (5.0)%		(5,828,744)

Net Assets - 100.0%		$ 117,667,672

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.43	01/17/2024	USD	159,084,107	$748,862	$727,173
Put - USD vs. CNH	GSI	USD	7.87	10/09/2023	USD	1,853,398	8,923	2

Total							$757,785	$727,175

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$107,475,756	$3,273,147	$—	$110,748,903
Other Investment Company	4,650,635	—	—	4,650,635
Repurchase Agreement	—	7,369,703	—	7,369,703
Over-the-Counter Foreign Exchange Options Purchased	—	727,175	—	727,175

Total Investments	$112,126,391	$11,370,025	$—	$123,496,416

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,907,206, collateralized by cash collateral of $4,650,635 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,588,385. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of the 144A security is $3,273,147, representing 2.8% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4